State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
ASSET BACKED COMMERCIAL PAPER — 25.1%
Antalis SA 0.20%, 11/13/2020 (a)	$5,000,000	$4,998,992
Antalis SA 0.29%, 10/1/2020 (a)	5,000,000	4,999,982
Barclays Bank PLC 0.30%, 10/8/2020 (a)	8,000,000	7,999,696
Barclays Bank PLC 0.32%, 2/23/2021 (a)	8,000,000	7,993,608
Cancara Asset Securitisation LLC 0.23%, 10/13/2020 (a)	8,000,000	7,999,740
Collateralized Commercial Paper FLEX Co. LLC 0.25%, 2/12/2021 (a)	5,000,000	4,995,969
Collateralized Commercial Paper FLEX Co. LLC 0.26%, 10/13/2020 (a)	5,000,000	4,999,771
Columbia Funding Co. LLC 0.29%, 10/6/2020 (a)	5,000,000	4,999,914
Great Bridge Capital Co. LLC 0.32%, 10/28/2020 (a)	12,500,000	12,498,960
Kells Funding LLC 0.24%, 10/2/2020 (a)	5,000,000	4,999,980
Lexington Parker Capital CP 0.25%, 1/19/2021 (a)	3,000,000	2,998,085
LMA Americas LLC 0.09%, 10/1/2020 (a)	5,000,000	4,999,984
LMA Americas LLC 0.31%, 11/10/2020 (a)	6,000,000	5,998,620
Mackinac Funding Company LLC 0.26%, 2/22/2021 (a)	3,000,000	2,996,713
Matchpoint Finance PLC 0.28%, 11/3/2020 (a)	5,000,000	4,999,334
Nieuw Amsterdam Receivables Corp. 0.19%, 11/13/2020 (a)	5,000,000	4,998,986
Ridgefield Funding Co. LLC 0.22%, 2/12/2021 (a)	6,500,000	6,494,150
Versailles Commercial Paper LLC 0.25%, 10/13/2020 (a)	10,000,000	9,999,469
Victory Receivables Corp 0.26%, 10/1/2020 (a)	7,000,000	6,999,977
		116,971,930

CERTIFICATES OF DEPOSIT — 13.3%
BNP Paribas 0.28%, 10/9/2020 (a)	5,000,000	5,000,249
Canadian Imperial Bank of Commerce SOFR + 0.28%, 0.35%, 3/4/2021 (b)	10,000,000	10,007,965
MUFG Bank Ltd. 0.22%, 1/25/2021 (a)	7,000,000	7,000,931
MUFG Bank Ltd. 0.24%, 1/19/2021 (a)	5,000,000	5,000,970
Norinchukin Bank 0.22%, 11/10/2020 (a)	3,000,000	3,000,054

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Oversea-Chinese Banking Corp. Ltd. 0.24%, 10/6/2020 (a)	$5,000,000	$5,000,117
Oversea-Chinese Banking Corp. Ltd. 0.26%, 11/5/2020 (a)	5,000,000	5,000,369
Societe Generale 0.20%, 2/26/2021 (a)	7,000,000	7,000,317
Standard Chartered Bank 0.28%, 2/1/2021 (a)	5,000,000	5,001,186
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.15%, 0.31%, 10/19/2020 (b)	5,000,000	5,000,428
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.10%, 0.32%, 12/24/2020 (b)	5,000,000	5,001,498
		62,014,084

FINANCIAL COMPANY COMMERCIAL PAPER — 36.8%
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.31%, 5/4/2021 (b)	5,000,000	5,001,477
Credit Industriel et Commercial 3 Month USD LIBOR + 0.10%, 0.35%, 2/16/2021 (b)	5,000,000	5,000,622
DBS Bank Ltd. 0.27%, 11/2/2020 (a)	11,000,000	10,998,881
DBS Bank Ltd. 0.28%, 10/15/2020 (a)	6,000,000	5,999,775
HSBC Bank PLC 0.40%, 3/22/2021 (a)	8,000,000	7,991,619
HSBC Bank PLC 3 Month USD LIBOR + 0.20%, 0.45%, 11/4/2020 (b)	9,000,000	9,001,731
KFW International Finance, Inc. 0.22%, 2/10/2021 (a)	5,000,000	4,996,638
National Australia Bank Ltd. 1 Month USD LIBOR + 0.10%, 0.25%, 11/6/2020 (b)	8,000,000	8,000,813
National Australia Bank Ltd. 3 Month USD LIBOR + 0.11%, 0.36%, 11/24/2020 (b)	10,000,000	10,001,912
NRW Bank 0.09%, 10/7/2020 (a)	10,000,000	9,999,864
Royal Bank of Canada 1 Month USD LIBOR + 0.25%, 0.40%, 11/18/2020 (b)	5,000,000	5,000,985
Sumitomo Mitsui Trust Bank, Ltd. 0.31%, 10/15/2020 (a)	5,000,000	4,999,798
Sumitomo Mitsui Trust Bank, Ltd. 0.40%, 12/22/2020 (a)	5,000,000	4,998,213
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.06%, 0.21%, 12/8/2020 (b)	8,000,000	8,000,704
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.08%, 0.24%, 5/4/2021 (b)	5,000,000	5,000,000
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.08%, 0.24%, 11/19/2020 (b)	8,000,000	8,000,836
Swedbank AB 0.25%, 11/9/2020 (a)	5,000,000	4,999,406
Swedbank AB 0.29%, 11/2/2020 (a)	4,000,000	3,999,626

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Toronto-Dominion Bank 0.10%, 10/5/2020 (a)	$10,000,000	$9,999,875
Toyota Motor Credit Corp. 0.24%, 10/19/2020 (a)	5,000,000	4,999,728
UBS AG 3 Month USD LIBOR + 0.07%, 0.29%, 12/29/2020 (b)	10,000,000	10,001,710
United Overseas Bank, Ltd. 1 Month USD LIBOR + 0.08%, 0.23%, 6/29/2021 (b)	4,000,000	4,000,000
Westpac Banking Corp. FFR + 0.17%, 0.26%, 2/19/2021 (b)	10,000,000	10,001,915
Westpac Banking Corp. 3 Month USD LIBOR + 0.13%, 0.39%, 10/23/2020 (b)	10,000,000	10,000,991
		170,997,119

OTHER NOTES — 2.6%
Bank of America NA 1 Month USD LIBOR + 0.28%, 0.43%, 10/6/2020 (b)	5,000,000	5,000,129
Cooperatieve Rabobank UA 0.07%, 10/1/2020 (a)	7,119,000	7,119,000
		12,119,129

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 15.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by various U.S. Government Obligations, 2.500% due 08/20/2050 – 09/20/2050, valued at $25,500,001); expected proceeds $25,000,056 0.08%, 10/1/2020	25,000,000	25,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by various U.S. Government Obligations, 4.000% – 4.500% due 07/01/2048 – 03/01/2049, valued at $26,520,000); expected proceeds $26,000,058 0.08%, 10/1/2020	26,000,000	26,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by various U.S. Government Obligations, 3.500% – 5.500% due 06/01/2026 – 05/01/2047, valued at $20,400,000); expected proceeds $20,000,044 0.08%, 10/1/2020	$20,000,000	$20,000,000
		71,000,000

TREASURY REPURCHASE AGREEMENTS — 5.4%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and a U.S. Treasury Note, 1.750% due 07/31/2024, valued at $25,500,042); expected proceeds $25,000,056 0.08%, 10/1/2020	25,000,000	25,000,000

OTHER REPURCHASE AGREEMENTS — 1.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by a Common Stock, and various Corporate Bonds, 0.750% – 3.500% due 12/01/2025 – 08/15/2028, valued at $7,570,372); expected proceeds $7,003,029 0.38%, 11/10/2020 (c)	7,000,000	7,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $465,051,981)		465,102,262
TOTAL INVESTMENTS — 100.0% (Cost $465,051,981)		465,102,262
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)		1,223
NET ASSETS — 100.0%		$465,103,485

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. This security represents $7,000,000 or 1.5% of net assets as of September 30, 2020.
(d)	Amount shown represents less than 0.05% of net assets.
Abbreviations:
FFR	Federal Funds Rate
LIBOR	London Interbank Offered Rate
PLC	Public Company Limited
SOFR	Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$465,102,262	$—	$465,102,262
TOTAL INVESTMENTS	$—	$465,102,262	$—	$465,102,262

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Schedule of Investments

September 30, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.8%
ASSET BACKED COMMERCIAL PAPER — 16.6%
Alpine Securitizaton Ltd. 0.35%, 12/1/2020 (a)	$25,000,000	$24,989,710
Barclays Bank PLC 0.30%, 10/8/2020 (a)	35,000,000	34,998,670
Barclays Bank PLC 0.32%, 2/23/2021 (a)	42,000,000	41,966,445
Barton Capital SA 0.12%, 10/1/2020 (a)	39,000,000	38,999,870
Barton Capital SA 0.22%, 11/6/2020 (a)	25,000,000	24,995,838
Collateralized Commercial Paper FLEX Co. LLC 0.26%, 10/13/2020 (a)	70,000,000	69,996,790
Columbia Funding Co. LLC 0.23%, 1/13/2021 (a)	60,500,000	60,455,003
Columbia Funding Co. LLC 0.29%, 10/6/2020 (a)	75,000,000	74,998,712
Ionic Capital II Trust 0.26%, 1/15/2021 (a)	64,000,000	63,950,923
Kells Funding LLC 0.24%, 10/2/2020 (a)	50,000,000	49,999,803
Kells Funding LLC 0.25%, 10/7/2020 (a)	75,000,000	74,999,271
Lexington Parker Capital CP 0.25%, 1/19/2021 (a)	52,000,000	51,966,811
LMA Americas LLC 0.09%, 10/1/2020 (a)	100,000,000	99,999,678
LMA Americas LLC 0.31%, 11/10/2020 (a)	46,600,000	46,589,279
Mountcliff Funding LLC 0.28%, 12/4/2020 (a)	75,000,000	74,972,510
Nieuw Amsterdam Receivables Corp. 0.19%, 11/13/2020 (a)	45,000,000	44,990,870
Ridgefield Funding Co. LLC 0.32%, 11/2/2020 (a)	50,000,000	49,992,621
Versailles Commercial Paper LLC 0.24%, 2/2/2021 (a)	50,000,000	49,963,194
		978,825,998

CERTIFICATES OF DEPOSIT — 25.6%
Bank of Montreal 0.26%, 5/14/2021 (a)	63,000,000	63,014,585
Bank of Montreal 1 Month USD LIBOR + 0.11%, 0.26%, 11/13/2020 (b)	75,000,000	75,009,632
Bank of Nova Scotia 3 Month USD LIBOR + 0.09%, 0.36%, 7/16/2021 (b)	30,000,000	30,014,229
Bank of Nova Scotia 3 Month USD LIBOR + 0.16%, 0.41%, 10/28/2020 (b)	40,000,000	40,005,773
Barclays Bank PLC 3 Month USD LIBOR + 0.14%, 0.39%, 11/10/2020 (b)	40,000,000	40,002,592
BNP Paribas 0.28%, 10/9/2020 (a)	40,000,000	40,001,989

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.08%, 0.23%, 6/11/2021 (b)	$48,500,000	$48,506,626
Canadian Imperial Bank of Commerce SOFR + 0.28%, 0.35%, 3/4/2021 (b)	50,000,000	50,039,823
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.12%, 0.37%, 12/4/2020 (b)	50,000,000	50,012,240
Cooperatieve Rabobank UA 1 Month USD LIBOR + 0.08%, 0.24%, 6/21/2021 (b)	14,000,000	14,000,296
Cooperatieve Rabobank UA 1 Month USD LIBOR + 0.08%, 0.24%, 6/22/2021 (b)	50,000,000	50,000,689
Credit Industriel et Commercial 3 Month USD LIBOR + 0.08%, 0.35%, 4/29/2021 (b)	30,000,000	30,012,061
Credit Suisse 0.22%, 2/12/2021 (a)	45,000,000	45,002,522
KBC Bank NV 0.10%, 10/7/2020 (a)	50,000,000	50,000,097
Mizuho Bank Ltd. 0.23%, 10/16/2020 (a)	75,000,000	75,003,631
MUFG Bank Ltd. 0.22%, 1/25/2021 (a)	68,000,000	68,009,047
MUFG Bank Ltd. 0.25%, 11/18/2020 (a)	75,000,000	75,013,875
MUFG Bank Ltd. 0.29%, 1/26/2021 (a)	50,000,000	50,018,166
Norinchukin Bank 0.20%, 12/2/2020 (a)	50,000,000	50,003,322
Norinchukin Bank 0.20%, 12/3/2020 (a)	50,000,000	50,003,286
Norinchukin Bank 0.21%, 11/19/2020 (a)	30,000,000	30,002,498
Norinchukin Bank 0.22%, 11/6/2020 (a)	50,000,000	50,004,263
Royal Bank of Canada 3 Month USD LIBOR + 0.03%, 0.28%, 8/10/2021 (b)	25,000,000	25,004,285
Skandinaviska Enskilda Banken AB 0.21%, 11/30/2020 (a)	40,000,000	40,005,282
Societe Generale 0.20%, 2/26/2021 (a)	43,000,000	43,001,949
Standard Chartered Bank 0.28%, 2/1/2021 (a)	75,000,000	75,017,789
Sumitomo Mitsui Banking Corp. 0.23%, 2/26/2021 (a)	40,000,000	40,000,157
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.06%, 0.31%, 2/4/2021 (b)	48,000,000	48,011,470
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.06%, 0.31%, 2/3/2021 (b)	40,000,000	40,009,481
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.08%, 0.35%, 1/20/2021 (b)	75,000,000	75,022,483

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Toronto Dominion Bank 1 Month USD LIBOR + 0.10%, 0.25%, 11/18/2020 (b)	$53,000,000	$53,006,700
		1,512,760,838

FINANCIAL COMPANY COMMERCIAL PAPER — 33.5%
Barclays Bank PLC 0.28%, 11/12/2020 (a)	50,000,000	49,992,595
Caisse des Depots et Consignations 0.28%, 11/5/2020 (a)	60,000,000	59,991,300
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.31%, 5/4/2021 (b)	70,000,000	70,020,683
Erste Abwicklungsanstalt 0.20%, 3/1/2021 (a)	50,000,000	49,972,345
HSBC Bank PLC 0.40%, 3/22/2021 (a)	50,000,000	49,947,620
HSBC Bank PLC 3 Month USD LIBOR + 0.20%, 0.45%, 11/4/2020 (b)	65,000,000	65,012,500
HSBC Bank PLC 0.47%, 11/20/2020 (a)	66,000,000	65,979,710
ING US Funding LLC 3 Month USD LIBOR + 0.06%, 0.33%, 10/9/2020 (b)	50,000,000	50,000,387
KFW International Finance, Inc. 0.22%, 2/10/2021 (a)	25,000,000	24,983,190
KFW International Finance, Inc. 0.23%, 10/6/2020 (a)	68,000,000	67,999,206
National Australia Bank Ltd. 1 Month USD LIBOR + 0.10%, 0.25%, 4/23/2021 (b)	93,500,000	93,535,469
National Australia Bank Ltd. 1 Month USD LIBOR + 0.10%, 0.25%, 11/6/2020 (b)	50,000,000	50,005,083
National Australia Bank Ltd. 3 Month USD LIBOR + 0.11%, 0.36%, 11/24/2020 (b)	40,000,000	40,007,648
National Australia Bank Ltd. 1 Month USD LIBOR + 0.25%, 0.40%, 11/17/2020 (b)	28,000,000	28,009,109
Nordea Bank AB 0.17%, 11/24/2020 (a)	50,000,000	49,991,063
NRW Bank 0.09%, 10/6/2020 (a)	50,000,000	49,999,417
NRW Bank 0.09%, 10/7/2020 (a)	75,000,000	74,998,979
Oversea-Chinese Banking Corp. Ltd. 1 Month USD LIBOR + 0.10%, 0.25%, 2/26/2021 (b)	24,000,000	24,010,688
Oversea-Chinese Banking Corp. Ltd. 0.25%, 10/13/2020 (a)	48,200,000	48,198,068
Royal Bank of Canada 1 Month USD LIBOR + 0.25%, 0.40%, 11/18/2020 (b)	75,000,000	75,014,776
Skandinaviska Enskilda Banken AB 0.22%, 11/20/2020 (a)	30,000,000	29,994,602
Societe Generale 0.22%, 11/25/2020 (a)	30,000,000	29,995,380
Svenska Handelsbanken 3 Month USD LIBOR + 0.04%, 0.29%, 2/3/2021 (b)	45,000,000	45,005,022

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Svenska Handelsbanken 0.95%, 10/19/2020 (a)	$50,000,000	$49,997,757
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.08%, 0.24%, 5/4/2021 (b)	75,000,000	75,000,000
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.08%, 0.24%, 11/19/2020 (b)	50,000,000	50,005,228
Swedbank AB 0.22%, 4/30/2021 (a)	50,000,000	49,937,872
Swedbank AB 0.29%, 11/2/2020 (a)	84,500,000	84,492,099
Toronto-Dominion Bank 0.13%, 10/9/2020 (a)	50,000,000	49,998,838
Toronto-Dominion Bank 0.14%, 10/1/2020 (a)	100,000,000	99,999,750
Toronto-Dominion Bank 3 Month USD LIBOR + 0.19%, 0.49%, 10/1/2020 (b)	20,000,000	20,000,000
Toyota Finance Australia Ltd. 0.24%, 12/3/2020 (a)	52,000,000	51,985,856
Toyota Motor Credit Corp. 0.29%, 3/31/2021 (a)	35,000,000	34,934,000
Toyota Motor Credit Corp. 3 Month USD LIBOR + 0.07%, 0.31%, 11/25/2020 (b)	30,000,000	30,000,000
UBS AG 3 Month USD LIBOR + 0.07%, 0.29%, 12/29/2020 (b)	100,000,000	100,017,100
United Overseas Bank, Ltd. 1 Month USD LIBOR + 0.08%, 0.23%, 6/29/2021 (b)	65,000,000	65,000,000
Westpac Banking Corp. 3 Month USD LIBOR + 0.13%, 0.39%, 10/23/2020 (b)	25,000,000	25,002,477
		1,979,035,817

OTHER NOTES — 5.8%
Bank of America NA 0.18%, 3/1/2021 (a)	50,000,000	50,002,423
Bank of America NA 1 Month USD LIBOR + 0.28%, 0.43%, 10/6/2020 (b)	58,000,000	58,001,497
National Bank of Canada 0.11%, 10/6/2020 (a)	150,000,000	150,000,000
Svenska Handelsbanken AB 0.06%, 10/1/2020 (a)	37,018,000	37,018,000
Toyota Motor Credit Corp. 3 Month USD LIBOR, 0.29%, 10/1/2021 (b)	50,000,000	49,999,999
		345,021,919

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 14.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by various U.S. Government Obligations, 2.000% – 5.000% due 02/01/2030 – 10/01/2050, valued at $127,500,000); expected proceeds $125,000,278 0.08%, 10/1/2020	125,000,000	125,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by various U.S. Government Obligations, 1.943% – 4.500% due 10/01/2028 – 09/01/2050, and U.S. Treasury Notes, 1.875% – 2.875% due 11/15/2021 – 07/31/2022, valued at $204,000,040); expected proceeds $200,000,444 0.08%, 10/1/2020	$200,000,000	$200,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by various U.S. Government Obligations, 0.000% – 5.902% due 11/15/2043 – 09/25/2050, and U.S. Treasury Strips, 0.000% due 11/15/2033 – 11/15/2039, valued at $25,646,795); expected proceeds $25,000,056 0.08%, 10/1/2020	25,000,000	25,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by various U.S. Government Obligations, 3.000% due 06/20/2049 – 08/20/2049, valued at $93,840,000); expected proceeds $92,000,204 0.08%, 10/1/2020	92,000,000	92,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by various U.S. Government Obligations, 2.010% – 6.500% due 05/01/2023 – 04/15/2062, valued at $127,500,000); expected proceeds $125,000,278 0.08%, 10/1/2020	125,000,000	125,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by various U.S. Government Obligations, 2.224% – 4.500% due 12/01/2021 – 08/01/2050, valued at $127,500,283); expected proceeds $125,000,278 0.08%, 10/1/2020	125,000,000	125,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by a U.S. Government Obligation, 3.000% due 06/20/2050, valued at $102,000,000); expected proceeds $100,000,222 0.08%, 10/1/2020	100,000,000	100,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by a U.S. Government Obligation, 4.000% due 09/01/2050, valued at $51,000,114); expected proceeds $50,000,111 0.08%, 10/1/2020	50,000,000	50,000,000
		842,000,000

TREASURY REPURCHASE AGREEMENTS — 2.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and a U.S. Treasury Note, 1.750% due 07/31/2024, valued at $153,000,029); expected proceeds $150,000,333 0.08%, 10/1/2020	150,000,000	150,000,000

OTHER REPURCHASE AGREEMENTS — 2.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/04/2020 (collateralized by various Common Stocks, and various Corporate Bonds, 0.750% – 6.220% due 08/01/2026 – 08/15/2028, valued at $37,800,003); expected proceeds $35,026,250 0.45%, 11/3/2020 (c)	35,000,000	35,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
OTHER REPURCHASE AGREEMENTS - (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/04/2020 (collateralized by various Common Stocks, and various Corporate Bonds, 0.750% – 6.750% due 01/01/2025 – 08/15/2028, valued at $54,300,597); expected proceeds $50,086,861 0.53%, 12/31/2020 (c)	$50,000,000	$50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2020 (collateralized by various Common Stocks, and various Corporate Bonds, 0.750% – 6.220% due 08/01/2026 – 08/15/2028, valued at $70,200,004); expected proceeds $65,028,131 0.38%, 11/10/2020 (c)	65,000,000	65,000,000
		150,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,957,049,575)		5,957,644,572
TOTAL INVESTMENTS — 100.8% (Cost $5,957,049,575)		5,957,644,572
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(49,541,744)
NET ASSETS — 100.0%		$5,908,102,828

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $150,000,000 or 2.5% of net assets as of September 30, 2020.
Abbreviations:
LIBOR	London Interbank Offered Rate
PLC	Public Company Limited
SOFR	Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$5,957,644,572	$—	$5,957,644,572
TOTAL INVESTMENTS	$—	$5,957,644,572	$—	$5,957,644,572

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Schedule of Investments

September 30, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.